Summary of Significant Accounting Policies - Provisions, Segment Reporting and Revenue Recognition (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Provision for loss making voyages in progress	$ 1,604	$ 1,604	$ 2,631
Number of Reportable Segments		3
Revenue		$ 517,739	463,049	$ 419,782
Dry Bulk Vessel Operations | Contracts of Affreightment ("COA")/ Voyage Contracts
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		19,121	38,273	29,857
Dry Bulk Vessel Operations | Time and bareboat chartering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		278,591	199,945	153,858
Dry Bulk Vessel Operations | Pooling arrangements
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		0	8,025	15,007
Dry Bulk Vessel Operations | Profit-sharing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		(52)	3,205	(2,530)
Logistics business | Contracts of Affreightment ("COA")/ Voyage Contracts
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		35,623	42,455	62,603
Logistics business | Time and bareboat chartering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		72,689	84,063	153,858
Logistics business | Port terminal operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		58,552	43,984	29,056
Logistics business | Storage fees (dry port)
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		882	1,974	446
Logistics business | Dry port terminal operations
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		3,136	4,497	3,373
Logistics business | Liquid port terminal operations | Paraguay
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		3,739	2,841	3,059
Containers business | Time and bareboat chartering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue	$ 12,053
Sale of Products | Logistics business | Paraguay
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Revenue		$ 32,508	$ 32,572	$ 30,118